Schedule of Basic and Diluted Earnings per Common Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to Watsco, Inc. shareholders	$ 26,490		$ 57,968		$ 65,423		$ 23,048		$ 24,072		$ 54,461		$ 56,101		$ 16,753		$ 172,929		$ 151,387		$ 127,723
Less: distributed and undistributed earnings allocated to non-vested restricted common stock																	13,634		11,444		9,064
Earnings allocated to Watsco, Inc. shareholders - Basic																	$ 159,295		$ 139,943		$ 118,659
Weighted-average common shares outstanding - Basic																	32,435,961		32,308,073		32,195,598
Basic earnings per share for Common and Class B common stock	$ 0.75	[1]	$ 1.64	[1]	$ 1.86	[1]	$ 0.65	[1]	$ 0.69	[1]	$ 1.56	[1]	$ 1.60	[1]	$ 0.48	[1]	$ 4.91	[1]	$ 4.33	[1]	$ 3.69
Net income attributable to Watsco, Inc. shareholders	$ 26,490		$ 57,968		$ 65,423		$ 23,048		$ 24,072		$ 54,461		$ 56,101		$ 16,753		$ 172,929		$ 151,387		$ 127,723
Less: distributed and undistributed earnings allocated to non-vested restricted common stock																	13,626		11,435		9,053
Earnings allocated to Watsco, Inc. shareholders - Diluted																	$ 159,303		$ 139,952		$ 118,670
Weighted-average common shares outstanding - Basic																	32,435,961		32,308,073		32,195,598
Effect of dilutive stock options																	44,395		50,781		62,470
Weighted-average common shares outstanding - Diluted																	32,480,356		32,358,854		32,258,068
Diluted earnings per share for Common and Class B common stock	$ 0.75	[1]	$ 1.64	[1]	$ 1.85	[1]	$ 0.65	[1]	$ 0.69	[1]	$ 1.56	[1]	$ 1.60	[1]	$ 0.48	[1]	$ 4.90	[1]	$ 4.32	[1]	$ 3.68
Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings allocated to Watsco, Inc. shareholders - Basic																	$ 146,037		$ 128,214		$ 108,690
Class B Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings allocated to Watsco, Inc. shareholders - Basic																	$ 13,258		$ 11,729		$ 9,969

[1]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.